Commitments and Contingencies (Narrative) (Detail) $ in Millions		1 Months Ended											3 Months Ended			6 Months Ended		12 Months Ended
		Jul. 31, 2019 USD ($)	May 31, 2019 USD ($)	Mar. 31, 2019 USD ($) MMcf	Jan. 31, 2019 USD ($)	Aug. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Sep. 30, 2017 Petition	Aug. 31, 2017 USD ($)	Apr. 30, 2017 Petition station	Aug. 31, 2016 T	Apr. 30, 2015 Facility	Jun. 30, 2019 USD ($) site	Mar. 31, 2019 USD ($) MMcf	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) Facility site Indicator gal	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)		Oct. 31, 2017 USD ($)
Loss Contingencies [Line Items]
Environmental Remediation Expense																$ (113)
Impairment of assets and other charges													$ 312		$ 134	1,147	$ 135
Property, plant and equipment, net													67,141			67,141		$ 54,560	[1]
ARO incurred	[2]															2,395
Regulatory liability													11,331			11,331		7,196
Nuclear Obligations
Loss Contingencies [Line Items]
Maximum liability protection per nuclear incident amount													13,900	$ 14,100
SOUTH CAROLINA
Loss Contingencies [Line Items]
Amount claimed by plaintiffs in legal matter									$ 75
Percentage claimed by plaintiffs in legal matter									100.00%
SCANA
Loss Contingencies [Line Items]
Regulatory liability				$ 1,000										1,000						$ 1,100
SCANA | DESC Ratepayer Case
Loss Contingencies [Line Items]
Escrow account																		2,000
Credit in future electric rate relief																		2,000
Cash payment		$ 117																115
Property, plant and equipment, net		$ 54
SCANA | Other Current Liabilities
Loss Contingencies [Line Items]
Reserves													$ 291			$ 291
DESC
Loss Contingencies [Line Items]
Equity method investment, ownership percentage													55.00%			55.00%
Contesting amount for filed liens in Fairfield country						$ 285
DESC | SCDOR [Member]
Loss Contingencies [Line Items]
Proposed assessment amount from audit							$ 410
Proportional share with NND project							100.00%
Impairment of Assets and Other Charges | SCANA
Loss Contingencies [Line Items]
Impairment of assets and other charges													$ 100			$ 278
Asset impairment charges after tax													75			208
Minimum | SCANA | DESC Ratepayer Case
Loss Contingencies [Line Items]
Proceeds from sale of property																		60
Maximum | SCANA | DESC Ratepayer Case
Loss Contingencies [Line Items]
Proceeds from sale of property																		85
Virginia Electric and Power Company
Loss Contingencies [Line Items]
Environmental Remediation Expense																(113)
Impairment of assets and other charges													197			743
Property, plant and equipment, net													31,872			31,872		30,521	[3]
ARO incurred	[2]															2,394
Regulatory liability													5,000			5,000		4,946
Virginia Electric and Power Company | P J M
Loss Contingencies [Line Items]
Litigation settlement paid			$ 7
Virginia Electric and Power Company | Cost of Landfills and Beneficial Reuse
Loss Contingencies [Line Items]
ARO incurred														2,400	131
Virginia Electric and Power Company | Increase In Property Plant And Equipment
Loss Contingencies [Line Items]
ARO incurred														1,300	46
Virginia Electric and Power Company | Future Ash Pond and Landfill Closure Costs
Loss Contingencies [Line Items]
ARO incurred														202
Virginia Electric and Power Company | Other operations and maintenance
Loss Contingencies [Line Items]
ARO incurred														113	81
ARO incurred, after tax														$ 84	60
Virginia Electric and Power Company | Impairment of Assets and Other Charges
Loss Contingencies [Line Items]
Impairment of assets and other charges			62	369	$ 160
Asset impairment charges after tax			46	$ 275	$ 119
Virginia Electric and Power Company | Minimum
Loss Contingencies [Line Items]
Legislation requires for coal combustion residual | MMcf				6.8										6.8
Virginia Electric and Power Company | Maximum
Loss Contingencies [Line Items]
Proposed revenue requirement				$ 225
Dominion Energy Gas Holdings, LLC
Loss Contingencies [Line Items]
Impairment of assets and other charges													13		126	13	126
Property, plant and equipment, net													11,562			11,562		11,481	[4]
Regulatory liability													$ 842			$ 842		$ 789
Federal Energy Regulatory Commission | Virginia Electric and Power Company | U S Department Of Treasury
Loss Contingencies [Line Items]
Regulatory liability			$ 7
CWA | EPA | Final Rule to Revise Effluent Limitations Guidelines for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Compliance date								2023-12
CWA | EPA | 2015 Effluent Limitations Guidelines Rule for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Compliance date								2020-11
CCR | EPA
Loss Contingencies [Line Items]
Number of petition agreed for reconsideration | Petition								2
Unfavorable Regulatory Action | EPA
Loss Contingencies [Line Items]
Electric generating station facilities heightened entrainment analysis per day | gal																125,000,000
Unfavorable Regulatory Action | CWA
Loss Contingencies [Line Items]
Number of facilities that may be subject to final regulations | Facility																14
Unfavorable Regulatory Action | CWA | Virginia Electric and Power Company
Loss Contingencies [Line Items]
Number of mandatory facility-specific factors | Indicator																5
Number of optional facility-specific factors | Indicator																6
Number of facilities that may be subject to final regulations | Facility																8
Unfavorable Regulatory Action | CWA | Virginia Electric and Power Company | Minimum
Loss Contingencies [Line Items]
Electric generating stations with water withdrawals per day | gal																2,000,000
Unfavorable Regulatory Action | CWA | EPA
Loss Contingencies [Line Items]
Significant emission rate per rear CO2 equivalent | T											75,000
Unfavorable Regulatory Action | CWA | EPA | Final Rule to Revise Effluent Limitations Guidelines for Steam Electric Power Generating Category
Loss Contingencies [Line Items]
Number of separate petitions for reconsideration granted | Petition										2
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA
Loss Contingencies [Line Items]
Number of former manufactured gas plant sites | site													22			22
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Former Gas Plant Site with Post Closure Groundwater Monitoring Program
Loss Contingencies [Line Items]
Number of former sites | site																1
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Virginia Electric and Power Company
Loss Contingencies [Line Items]
Number of former manufactured gas plant sites | site													3			3
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Virginia Electric and Power Company | Former Gas Plant Site with Post Closure Groundwater Monitoring Program
Loss Contingencies [Line Items]
Estimated compliance costs							$ 18								$ 18		$ 18
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Virginia Electric and Power Company | Former Gas Plant Site with Post Closure Groundwater Monitoring Program | Other operations and maintenance
Loss Contingencies [Line Items]
Environmental Remediation Expense							16
Environmental Remediation Expense, net of tax							$ 12
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | Dominion Energy Gas Holdings, LLC
Loss Contingencies [Line Items]
Number of former manufactured gas plant sites | site													12			12
Unfavorable Regulatory Action | Coal Tar and Other Potentially Harmful Materials | EPA | SCANA
Loss Contingencies [Line Items]
Estimated compliance costs													$ 10			$ 10
Number of sites under investigation, remediation and monitoring | site																4
Number of sites with an updated remediation work plan | site																1
Updated remediation work plan, cost increase																$ 8
Unfavorable Regulatory Action | CCR | EPA | Environmental Protection Agency Final Rule Regulating Management of CCRs | Facilities Subject to Coal Combustion Residual Final Rule
Loss Contingencies [Line Items]
Number of facilities with CCR | Facility												11
Unfavorable Regulatory Action | CCR | EPA | Virginia Electric and Power Company | Environmental Protection Agency Final Rule Regulating Management of CCRs | Facilities Subject to Coal Combustion Residual Final Rule
Loss Contingencies [Line Items]
Number of facilities with CCR | Facility												8
Number of stations | station										4

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Primarily related to future ash pond and landfill closure costs at certain utility generation facilities. See Note 18 for further information.
[3]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[4]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.